Cover	May 03, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2023
Entity File Number	001-41244
Entity Registrant Name	KIMBELL TIGER ACQUISITION CORPORATION
Entity Central Index Key	0001863099
Entity Tax Identification Number	86-3513156
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Taylor St. Suite 810
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	945-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, and one-half of one warrant
Trading Symbol	TGR.U
Security Exchange Name	NYSE
Common Stock [Member]
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	TGR
Security Exchange Name	NYSE
Warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	TGR.WS
Security Exchange Name	NYSE